Consolidated statement of changes in shareholders' equity - EUR (€)	Share capital	Premiums related to share capital	Net profit (loss)	Translation reserves	Reserves (Accumulated losses)	Total
Balance at the beginning at Dec. 31, 2022	€ 421,341	€ 173,885,665	€ (54,274,000)	€ (271,000)	€ (74,286,000)	€ 45,476,000
Balance at the beginning (in shares) at Dec. 31, 2022	42,134,169
Net loss for the period			(110,426,000)			(110,426,000)
Remeasurement of defined benefit plans					(97,000)	(97,000)
Currency translation differences				867,000		867,000
Total comprehensive loss			(110,426,000)	867,000	(97,000)	(109,656,000)
Appropriation of net income (loss)			54,274,000		(54,274,000)
Issue of ordinary shares	€ 96,000	30,491,000				30,587,000
Issue of ordinary shares (in shares)	9,618,638
Transaction costs		(2,511,000)				(2,511,000)
Vesting of bonus shares (in shares)	363,000
Vesting of bonus shares	€ 4,000	(4,000)
Share-based payment compensation expenses					3,969,000	3,969,000
BSA share warrants subscription premium					2,000	2,000
Treasury shares					134,000	134,000
Other					(33,000)	(33,000)
Balance at the end (in shares) at Dec. 31, 2023	52,115,807
Balance at the end at Dec. 31, 2023	€ 521,158	201,862,263	(110,426,000)	596,000	(124,584,000)	(32,032,000)
Net loss for the period			(184,212,000)			(184,212,000)
Remeasurement of defined benefit plans					(1,000)	(1,000)
Currency translation differences				4,000		4,000
Total comprehensive loss			(184,212,000)	4,000	(1,000)	(184,209,000)
Appropriation of net income (loss)			110,426,000		(110,426,000)
Issue of ordinary shares	€ 425,000	56,913,000				57,338,000
Issue of ordinary shares (in shares)	42,472,571
Transaction costs		(9,605,000)				(9,605,000)
Issue of prefunded warrants					58,227,000	58,227,000
Vesting of bonus shares (in shares)	1,074,013
Vesting of bonus shares	€ 11,000	(11,000)
Share-based payment compensation expenses					3,580,000	3,580,000
BSA share warrants subscription premium					6,000	6,000
Treasury shares					(81,000)	(81,000)
Other					128,000	128,000
Balance at the end (in shares) at Dec. 31, 2024	95,662,391
Balance at the end at Dec. 31, 2024	€ 956,624	249,159,597	(184,212,000)	600,000	(173,151,000)	(106,647,000)
Net loss for the period			(354,138,000)			(354,138,000)
Remeasurement of defined benefit plans					149,000	149,000
Currency translation differences				36,000		36,000
Total comprehensive loss			(354,138,000)	36,000	149,000	(353,954,000)
Appropriation of net income (loss)			184,212,000		(184,212,000)
Issue of ordinary shares	€ 967,000	296,214,000			(12,559,000)	284,621,000
Issue of ordinary shares (in shares)	96,666,831
Transaction costs		(17,134,000)				(17,134,000)
Issue of prefunded warrants					138,130,000	138,130,000
Vesting of bonus shares (in shares)	907,756
Vesting of bonus shares	€ 9,000	(9,000)
Share-based payment compensation expenses					26,769,000	26,769,000
Treasury shares					171,000	171,000
Other					(478,000)	€ (478,000)
Balance at the end (in shares) at Dec. 31, 2025	193,236,978					193,236,978
Balance at the end at Dec. 31, 2025	€ 1,932,370	€ 528,230,262	€ (354,138,000)	€ 636,000	€ (205,182,000)	€ (28,522,000)